Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2010

Item 1. Proxy Voting Record

I. Scottish Re Group, Ltd.
(a) Name of Issuer of the portfolio security: Scottish Re Group, Ltd.
(b) Exchange ticker symbol of the portfolio security: SKRRF.PK
(c) CUSIP: G73537410
(d) Shareholder meeting date: 12-03-2009
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Ratification of Ernst & Young LLP as Independent Registered
Public Accounting Firm.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management


II. Dune Energy Inc.
(a) Name of Issuer of the portfolio security: Dune Energy Inc.
(b) Exchange ticker symbol of the portfolio security: DUNR.OB
(c) CUSIP: 265338202
(d) Shareholder meeting date: 11-30-2009
(e) Brief identification of the matter voted on:
1.  Reverse stock split.
2. Increase in number of shares available for issuance under 2007 Stock Incentive Plan.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management


III. Fifth Third Bankcorp
(a) Name of Issuer of the portfolio security: Fifth Third Bankcorp
(b) Exchange ticker symbol of the portfolio security: FITBP
(c) CUSIP: 316773209
(d) Shareholder meeting date: 04-20-2010
(e) Brief identification of the matter voted on:
1.  Election of Directors.
2. Amend Articles to provide for majority vote in uncontested election of directors.
3. Amend Articles to eliminate cumulative voting in election of directors.
4. Amend Code of Regulations to permit directors to amend Code of Regulations without shareholder consent.
5.  Approval of an advisory vote on executive compensation.
6. Approve appointment of Deloitte & Touche as independent registered public accounting firm.
7. Proposal to request dierctors to report non-deductible renumertion paid to senior executives.
8. Proprosal for directors to adopt a policy requiring the Chairman of the Board to be an independent director.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: For items 2 and 3 (preferred only had the right to vote for items 2 and 3)
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management


IV.  Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLS
(c) CUSIP: 421924408
(d) Shareholder meeting date: May 6, 2010
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Proposal to ratify the appointment of
PriceWaterhouseCoopers LLP as the Independent Registered
Public Accounting firm for 2010.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

V. Dune Energy Inc.
(a) Name of Issuer of the portfolio security: Dune Energy Inc.
(b) Exchange ticker symbol of the portfolio security: DUNR.OB
(c) CUSIP: 265338202
(d) Shareholder meeting date: 06-02-2010
(e) Brief identification of the matter voted on:
1.  Election of Directors.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

VI. Fibertower
(a) Name of Issuer of the portfolio security: Fibertower Corp.
(b) Exchange ticker symbol of the portfolio security: FTWR
(c) CUSIP: 31567R209
(d) Shareholder meeting date: 06-03-2010
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Reduce size of Board of Directors from nine to seven.
3.  Adopt 2010 Stock Incentive Plan.
4.  Amend existing Stock Incentive Plan.
5. Ratification of Ernst & Young LLP as Independent Registered Public Accounting Firm.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

VII.  Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 23, 2010
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Amendment to Certificate of Incorporation to increase authorized shares from 110 million to 200 million.
3.  Amendment and restatement of 2000 Stock Plan.
4. Amendment of 2000 Employee Stock Purchase Plan, including an increase of 250,000 shares.
5. Ratify the appointment of Ernst & Young as independent registered public accounting firm.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary
Date: 07-29-10